Acquisitions and Divestitures - Additional Information - 2014 Activity - Canada Divestiture (Detail) $ in Millions		12 Months Ended
	Apr. 30, 2014 USD ($) a	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of oil and gas assets		$ 268	$ 470	$ 307
Natural Gas [Member] | Canada [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of oil and gas assets	$ 374
Oil and gas properties sold | a	328,400
Effective date of sale	Jan. 01, 2014
Loss on sale of oil and gas property	$ 237
Natural Gas Liquids [Member] | Canada [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Working interest percentage in Wapiti area	100.00%